Partnership Distributions - Additional Information (details)	12 Months Ended
Dec. 31, 2013
Dividends Payable [Line Items]
Partnership agreement day requirement of distribution of available cash	55 days
Western Gas Partners [Member]
Dividends Payable [Line Items]
Partnership agreement day requirement of distribution of available cash	45 days